Entity-Wide Disclosure	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Entity-Wide Disclosure

Note 13. Entity-Wide Disclosure

Revenues by geographic area for the years ended December 31, 2020, 2019 and 2018 were as follows*:

	Year ended December 31,
	2020	2019	2018
	(U.S. $ in thousands)

Americas (primarily the United States)	$343,477	$415,862	$409,741
EMEA	101,584	124,967	147,162
Asia Pacific	75,756	95,251	106,334
	$520,817	$636,080	$663,237

*	Revenues are attributed to geographic areas based on the location of customer.

No single customer accounted for 10% or more of Company’s total revenues, or Company’s net accounts receivable, in any fiscal year presented.

Property, plant and equipment by geographical area were as follows:

	Year ended December 31,
	2020	2019
	(U.S. $ in thousands)

Americas (primarily the United States)	$53,830	$58,169
EMEA	143,907	127,234
Asia Pacific	3,495	4,303
	$201,232	$189,706

Property, plant and equipment that were located in Israel amounted to $126.9 million and $110.9 million for the years ended December 31, 2020 and 2019, respectively and are included under the EMEA region in the above table.